Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting Disclosure	Segment Reporting
The Company has two operating segments: 1) tankers, which consists of the operation of all of the Company's tankers (including the operations from those tankers employed on full service lightering contracts), and the Company's U.S. based ship-to-ship support service operations (including its lightering support services provided as part of full service lightering operations); and 2) marine services, which consists of operational and maintenance marine services provided to the Australian government, Australian energy companies and other third parties. As a result of the Company's acquisition of the Acquired Operations, the marine services operating segment is retroactively included in the Company's segment reporting for all periods prior to the transaction date of December 31, 2024. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker (or CODM) is based on these two segments, both of which are presented accordingly on this basis. The CODM is the President and Chief Executive Officer of the Company. The CODM uses income from operations to assess the performance of each segment and to make decisions about allocating resources. The CODM does not assess the performance of each segment by geographic regions.

The accounting policies of the two segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the balance sheet as total consolidated assets.

The following table includes the Company’s revenues, expenses, other segment items, income from operations and equity income by segment, and reconciles such amounts to the Company’s consolidated net income before income tax for the periods presented in these financial statements:

	Year Ended December 31, 2024
	Tankers $	Marine Services and Other $	Elimination (1) $	Total $
Revenues	1,106,278	123,058	—	1,229,336
Voyage expenses	(405,546)	—	—	(405,546)
Vessel operating expenses	(150,605)	(110,509)	—	(261,114)
Charter hire expenses	(74,379)	(416)	—	(74,795)
Depreciation and amortization	(93,582)	—	—	(93,582)
General and administrative expenses (2)	(48,833)	2,549	(320)	(46,604)
Gain on sale and write-down of assets	38,080	—	—	38,080
Restructuring charges (note 16)	(5,952)	—	320	(5,632)
Income from operations	365,461	14,682	—	380,143

Equity income	2,767	—	—	2,767
Non-segment reconciling items:
Interest expense				(7,472)
Interest income				24,076
Other income				4,558
Net income before income tax				404,072
(1)Relates to inter-segment transactions that are eliminated as part of consolidation.
(2)Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

	Year Ended December 31, 2023
	Tankers $	Marine Services and Other $	Elimination $	Total $
Revenues	1,364,452	109,247	—	1,473,699
Voyage expenses	(474,371)	—	—	(474,371)
Vessel operating expenses	(148,960)	(100,313)	—	(249,273)
Charter hire expenses	(70,836)	—	—	(70,836)
Depreciation and amortization	(97,551)	—	—	(97,551)
General and administrative expenses (1)	(45,936)	2,269	—	(43,667)
Gain on sale of vessel	10,360	—	—	10,360
Restructuring charges (note 16)	(1,248)	(349)	—	(1,597)
Income from operations	535,910	10,854	—	546,764

Equity income	3,432	—	—	3,432
Non-segment reconciling items:
Interest expense				(27,713)
Interest income				10,952
Realized and unrealized gains on derivative instruments				449
Other expense				(1,402)
Net income before income tax				532,482
(1)     Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

	Year Ended December 31, 2022
	Tankers $	Marine Services and Other $	Elimination $	Total $
Revenues	1,063,111	114,845	—	1,177,956
Voyage expenses	(495,604)	—	—	(495,604)
Vessel operating expenses	(150,448)	(99,528)	—	(249,976)
Charter hire expenses	(27,374)	—	—	(27,374)
Depreciation and amortization	(99,033)	—	—	(99,033)
General and administrative expenses (1)	(41,769)	657	—	(41,112)
Gain on sale and write-down of assets	8,888	—	—	8,888
Restructuring charges (note 16)	(1,822)	(8,100)	—	(9,922)
Income from operations	255,949	7,874	—	263,823

Equity income	244	—	—	244
Non-segment reconciling items:
Interest expense				(35,752)
Interest income				1,460
Realized and unrealized gains on derivative instruments				5,179
Other income				2,709
Net income before income tax				237,663
(1)     Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2024 (1)	December 31, 2023 (1)
	$	$
Tankers	1,416,789	1,508,113
Marine Services and Other	40,061	32,182
Due from affiliates	5,230	9,908
Cash and cash equivalents	511,888	391,464
Total assets	1,973,968	1,941,667
(1)There are no differences between the measurements of the segment assets and the Company’s consolidated total assets.

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2024	December 31, 2023
	$	$
Tankers	4,841	10,198

Significant Customers

No customer accounted for more than 10% of the Company’s consolidated revenues during the periods presented.